Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000011741
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	$ 10,000	$ 8,853	$ 8,534	$ 9,103	$ 9,133	$ 9,163	$ 9,342	$ 9,980	$ 9,980	$ 10,137	$ 9,498	$ 9,467		$ 9,122	$ 9,886	$ 10,011	$ 10,252	$ 10,712	$ 11,538	$ 11,612	$ 11,695	$ 11,988	$ 11,873	$ 12,218	$ 12,658	$ 12,658	$ 13,578	$ 13,746	$ 13,662	$ 13,463	$ 14,949	$ 15,398	$ 15,078	$ 17,118	$ 17,027	$ 15,353	$ 15,392	$ 14,006	$ 16,020	$ 17,445	$ 17,759	$ 18,753	$ 18,687	$ 19,982	$ 20,871	$ 20,285	$ 18,165	$ 18,210	$ 19,984	$ 19,623	$ 20,976	$ 20,811	$ 18,270	$ 22,646	$ 27,593	$ 31,623	$ 36,028	$ 38,160	$ 39,604	$ 39,083	$ 47,024	$ 49,509	$ 54,344	$ 55,586	$ 48,787	$ 50,264	$ 47,444	$ 53,555	$ 50,623	$ 51,037	$ 48,375	$ 53,724	$ 49,951	$ 44,034	$ 34,550	$ 33,904	$ 32,147	$ 24,834	$ 20,415	$ 18,942	$ 21,540	$ 21,643	$ 19,130	$ 19,232	$ 18,104	$ 16,309	$ 18,976	$ 18,309	$ 18,924	$ 17,694	$ 19,130	$ 21,027	$ 22,873	$ 20,514	$ 19,386	$ 17,642	$ 20,155	$ 23,540	$ 21,591	$ 24,412	$ 25,335	$ 22,668	$ 22,771	$ 23,591	$ 24,104	$ 25,643	$ 27,181	$ 29,284	$ 35,387	$ 33,387	$ 36,361	$ 34,054	$ 30,771	$ 33,182	$ 37,490	$ 40,413	$ 41,706	$ 41,655	$ 41,758	$ 41,861	$ 38,153	$ 37,587
C000011740
Account Value [Line Items]
Line Graph and Table Measure Name													Class II
Accumulated Value	10,000	8,853	8,528	9,107	9,137	9,157	9,340	9,979	9,969	10,129	9,489	9,457		9,116	9,883	10,001	10,246	10,694	11,525	11,589	11,675	11,973	11,856	12,197	12,624	12,634	13,551	13,711	13,636	13,434	14,916	15,364	15,036	17,073	16,980	15,304	15,345	13,964	15,961	17,395	17,703	18,681	18,628	19,914	20,783	20,210	18,106	18,137	19,916	19,545	20,891	20,721	18,183	22,547	27,468	31,476	35,871	37,970	39,409	38,889	46,781	49,262	54,066	55,298	48,533	49,990	47,180	53,269	50,347	50,729	48,111	53,402	49,666	43,747	34,338	33,710	31,938	24,683	20,292	18,819	21,390	21,505	19,026	19,083	17,988	16,201	18,853	18,161	18,795	17,584	19,026	20,871	22,716	20,352	19,199	17,527	20,006	23,350	21,390	24,215	25,137	22,485	22,600	23,350	23,869	25,425	26,924	29,000	35,054	33,093	36,034	33,728	30,499	32,863	37,129	40,012	41,318	41,260	41,376	41,434	37,788	37,210
C000011752
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	10,000	9,893	10,094	10,470	10,725	10,671	11,041	11,240	11,467	11,524	11,368	10,885		11,055	11,183	11,439	11,481	11,680	11,779	11,737	11,844	12,039	12,069	12,099	12,084	12,129	12,114	11,874	11,889	11,709	11,498	11,318	11,589	11,287	11,509	11,223	11,143	11,287	11,891	11,971	12,146	12,130	12,162	12,576	12,727	12,694	12,610	12,694	12,660	12,895	13,063	12,945	11,065	11,266	11,988	12,425	12,924	13,047	12,801	12,801	13,346	13,610	13,469	13,170	13,012	13,329	13,452	13,522	13,594	13,724	13,446	13,409	13,112	13,335	12,946	12,075	12,131	11,390	11,334	10,427	10,735	10,695	9,869	9,809	10,735	10,836	11,320	10,937	10,957	10,977	10,937	11,299	11,480	11,282	11,017	10,863	11,480	12,119	12,141	12,361	12,692	12,427	12,648	12,736	12,989	13,210	13,480	13,382	13,553	13,480	13,799	14,118	13,897	13,652	13,799	14,216	14,397	14,655	14,885	15,201	15,374	15,546
C000011751
Account Value [Line Items]
Line Graph and Table Measure Name													Class II
Accumulated Value	10,000	9,905	10,095	10,473	10,716	10,662	11,029	11,244	11,472	11,515	11,358	10,872		11,058	11,187	11,444	11,472	11,672	11,772	11,729	11,831	12,027	12,073	12,103	12,073	12,118	12,103	11,861	11,876	11,695	11,498	11,317	11,585	11,280	11,505	11,200	11,136	11,264	11,873	11,953	12,130	12,114	12,146	12,562	12,708	12,674	12,590	12,674	12,641	12,860	13,046	12,928	11,052	11,238	11,965	12,404	12,900	13,023	12,776	12,776	13,324	13,572	13,430	13,130	12,988	13,289	13,413	13,483	13,548	13,678	13,398	13,380	13,082	13,305	12,914	12,057	12,094	11,349	11,293	10,398	10,701	10,661	9,830	9,769	10,701	10,803	11,289	10,904	10,924	10,924	10,904	11,249	11,444	11,245	10,979	10,823	11,422	12,065	12,088	12,309	12,642	12,398	12,598	12,686	12,932	13,154	13,426	13,328	13,501	13,426	13,723	14,045	13,847	13,575	13,723	14,144	14,342	14,574	14,835	15,153	15,298	15,472
C000011754
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	10,000	9,411	9,346	10,476	10,476	10,347	10,666	11,185	11,396	11,598	11,501	10,650		10,674	11,250	11,525	11,890	12,320	12,693	12,791	13,468	13,714	13,681	13,934	13,991	14,416	15,561	14,776	14,678	14,245	13,566	13,052	13,327	12,966	12,711	11,825	12,243	11,899	12,843	12,711	12,785	13,155	12,432	13,106	13,010	12,556	12,814	13,357	13,268	14,229	13,499	12,894	10,403	11,239	11,595	12,494	13,776	13,988	13,859	13,887	15,090	16,284	16,743	16,908	16,633	17,110	17,514	17,716	16,844	17,576	16,724	17,085	16,150	16,770	16,224	15,020	14,696	13,427	13,668	12,353	12,711	12,511	11,299	11,394	13,059	12,564	13,618	12,627	12,901	12,880	12,732	13,386	14,014	13,174	12,901	12,552	13,403	14,068	13,610	14,232	14,679	14,777	14,973	15,660	15,532	15,621	16,306	15,687	15,334	15,168	15,345	15,212	15,356	15,588	16,361	17,289	17,275	17,574	18,813	19,800	19,571	20,168
C000011753
Account Value [Line Items]
Line Graph and Table Measure Name													Class II
Accumulated Value	10,000	9,409	9,344	10,470	10,478	10,348	10,662	11,183	11,394	11,589	11,500	10,646		10,662	11,248	11,516	11,882	12,305	12,687	12,777	13,458	13,704	13,671	13,917	13,975	14,400	15,547	14,761	14,654	14,228	13,549	13,033	13,310	12,948	12,693	11,804	12,224	11,878	12,824	12,685	12,767	13,129	12,405	13,079	12,984	12,530	12,788	13,332	13,243	14,196	13,466	12,868	10,382	11,211	11,567	12,459	13,744	13,946	13,827	13,845	15,050	16,236	16,695	16,861	16,585	17,063	17,467	17,660	16,789	17,521	16,678	17,030	16,094	16,715	16,178	14,964	14,649	13,379	13,620	12,305	12,672	12,472	11,260	11,355	13,010	12,514	13,569	12,588	12,852	12,831	12,683	13,337	13,957	13,117	12,845	12,496	13,346	14,012	13,554	14,175	14,622	14,720	14,906	15,582	15,468	15,557	16,230	15,612	15,259	15,093	15,270	15,137	15,281	15,513	16,274	17,202	17,191	17,478	18,716	19,702	19,473	20,058
C000011764
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	10,000	9,681	9,627	10,202	10,415	10,309	10,258	10,558	10,590	10,622	10,408	10,386		10,558	10,729	10,879	11,028	11,221	11,403	11,456	11,665	11,676	11,841	11,973	12,137	12,258	12,676	12,313	12,280	12,269	12,126	12,094	12,299	12,241	12,276	11,705	11,845	11,461	12,089	12,217	12,357	12,590	12,206	12,776	12,731	12,582	12,706	12,966	13,102	13,498	13,263	12,508	11,122	12,001	12,372	12,669	13,227	13,718	13,432	13,241	14,467	14,971	14,930	15,176	15,393	15,829	16,211	16,006	16,066	16,209	15,793	16,123	15,836	16,224	15,850	15,549	15,463	14,386	14,601	13,410	14,040	13,422	12,311	12,770	13,740	13,475	14,339	13,810	14,145	14,234	13,951	14,481	14,869	14,528	13,990	13,667	14,690	15,371	15,246	15,497	15,837	15,353	15,873	16,035	16,447	16,788	17,093	16,591	17,003	16,519	16,914	17,021	16,788	17,075	17,595	18,169	18,149	18,577	18,985	19,227	19,227	19,394
C000097939
Account Value [Line Items]
Line Graph and Table Measure Name													Class II
Accumulated Value	10,000	9,679	9,626	10,203	10,417	10,310	10,249	10,549	10,582	10,614	10,399	10,377		10,549	10,721	10,872	11,011	11,205	11,387	11,441	11,649	11,660	11,826	11,947	12,123	12,233	12,652	12,289	12,256	12,244	12,101	12,068	12,272	12,202	12,237	11,677	11,817	11,420	12,062	12,178	12,318	12,552	12,167	12,738	12,690	12,542	12,666	12,913	13,050	13,446	13,211	12,455	11,079	11,959	12,319	12,616	13,173	13,664	13,377	13,187	14,400	14,905	14,850	15,096	15,314	15,750	16,132	15,928	15,972	16,130	15,713	16,044	15,742	16,130	15,757	15,455	15,369	14,292	14,507	13,329	13,960	13,342	12,246	12,688	13,660	13,377	14,243	13,713	14,049	14,119	13,854	14,367	14,776	14,417	13,878	13,573	14,578	15,243	15,135	15,368	15,709	15,243	15,745	15,907	16,302	16,643	16,948	16,445	16,840	16,374	16,769	16,876	16,643	16,912	17,433	18,007	17,969	18,397	18,806	19,048	19,048	19,215
C000011757
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	10,000	9,038	8,787	9,455	9,435	9,696	9,613	10,267	10,355	10,678	10,303	10,028		9,836	10,814	11,026	11,385	11,879	12,626	12,498	12,902	13,258	13,098	13,832	14,111	14,080	15,407	15,628	15,433	15,446	16,502	16,798	16,771	18,253	18,099	16,174	16,380	15,142	16,973	17,835	18,089	18,782	18,158	19,464	19,607	18,737	18,096	18,285	19,880	19,958	21,435	21,173	19,138	23,058	27,384	30,349	33,551	36,423	36,935	35,447	42,333	43,370	44,093	46,526	42,648	44,877	43,555	48,804	48,798	49,905	46,753	50,398	48,677	43,416	33,839	33,523	31,850	24,860	20,722	18,831	21,334	21,623	19,422	19,905	19,364	17,337	20,368	19,538	20,310	19,113	21,005	22,820	24,809	22,531	21,353	19,519	22,994	25,774	24,307	27,319	27,936	25,253	24,828	26,006	26,315	28,014	29,674	31,875	39,424	41,663	45,370	42,281	37,146	40,428	46,065	49,424	50,563	51,992	55,487	55,931	50,853	51,278
C000011758
Account Value [Line Items]
Line Graph and Table Measure Name													Class II
Accumulated Value	10,000	9,034	8,783	9,448	9,424	9,686	9,600	10,251	10,338	10,658	10,280	10,007		9,808	10,786	10,993	11,346	11,839	12,581	12,448	12,851	13,205	13,037	13,767	14,044	14,007	15,327	15,545	15,345	15,359	16,402	16,692	16,664	18,130	17,974	16,061	16,262	15,030	16,842	17,695	17,941	18,621	18,002	19,296	19,429	18,568	17,925	18,108	19,682	19,759	21,216	20,950	18,939	22,808	27,077	30,013	33,169	35,999	36,499	35,018	41,816	42,830	43,527	45,930	42,086	44,278	42,968	48,141	48,118	49,196	46,087	49,664	47,959	42,766	33,324	33,006	31,355	24,466	20,394	18,530	20,978	21,277	19,107	19,556	19,032	17,037	20,005	19,182	19,955	18,758	20,604	22,400	24,345	22,100	20,953	19,132	22,549	25,268	23,822	26,765	27,364	24,720	24,321	25,468	25,767	27,414	29,035	31,180	38,564	40,684	44,351	41,307	36,294	39,487	44,999	48,267	49,364	50,761	54,154	54,578	49,614	50,013
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Morgan Stanley (SSB US) Index: J.P. Morgan Emerging Markets Bond Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name													J.P. Morgan Emerging Markets Bond Global Diversified Index
Accumulated Value	10,000	9,982	10,172	10,504	10,690	10,671	11,031	11,230	11,431	11,477	11,334	10,870		11,015	11,174	11,398	11,441	11,611	11,714	11,697	11,796	12,004	12,006	12,050	12,056	12,145	12,140	11,898	11,933	11,759	11,649	11,510	11,804	11,600	11,775	11,521	11,473	11,627	12,140	12,261	12,436	12,466	12,517	12,943	13,100	13,198	13,137	13,174	13,112	13,376	13,579	13,448	11,586	11,846	12,565	13,006	13,489	13,559	13,308	13,304	13,817	14,079	13,926	13,571	13,440	13,738	13,884	13,985	14,044	14,181	13,888	13,891	13,635	13,826	13,433	12,553	12,441	11,745	11,748	11,018	11,337	11,230	10,515	10,531	11,330	11,367	11,728	11,469	11,579	11,641	11,574	11,832	12,058	11,877	11,568	11,411	12,058	12,628	12,499	12,621	12,885	12,618	12,845	12,924	13,166	13,471	13,720	13,484	13,644	13,454	13,647	13,861	13,756	13,725	13,878	14,213	14,393	14,628	14,888	15,205	15,268	15,377
Morgan Stanley (SSB US) Index: J.P. Morgan Emerging Markets Bond Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name													J.P. Morgan Emerging Markets Bond Global Diversified Index
Accumulated Value	10,000	9,982	10,172	10,504	10,690	10,671	11,031	11,230	11,431	11,477	11,334	10,870		11,015	11,174	11,398	11,441	11,611	11,714	11,697	11,796	12,004	12,006	12,050	12,056	12,145	12,140	11,898	11,933	11,759	11,649	11,510	11,804	11,600	11,775	11,521	11,473	11,627	12,140	12,261	12,436	12,466	12,517	12,943	13,100	13,198	13,137	13,174	13,112	13,376	13,579	13,448	11,586	11,846	12,565	13,006	13,489	13,559	13,308	13,304	13,817	14,079	13,926	13,571	13,440	13,738	13,884	13,985	14,044	14,181	13,888	13,891	13,635	13,826	13,433	12,553	12,441	11,745	11,748	11,018	11,337	11,230	10,515	10,531	11,330	11,367	11,728	11,469	11,579	11,641	11,574	11,832	12,058	11,877	11,568	11,411	12,058	12,628	12,499	12,621	12,885	12,618	12,845	12,924	13,166	13,471	13,720	13,484	13,644	13,454	13,647	13,861	13,756	13,725	13,878	14,213	14,393	14,628	14,888	15,205	15,268	15,377
Morgan Stanley Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Emerging Markets Index
Accumulated Value	10,000	9,351	9,336	10,571	10,629	10,232	10,641	11,177	11,455	11,602	11,630	11,094		11,119	11,727	12,086	12,391	12,663	13,037	13,168	13,953	14,264	14,208	14,706	14,735	15,264	16,536	15,774	15,480	15,412	14,866	14,248	14,561	14,167	14,092	12,865	13,395	13,040	14,182	14,214	14,333	14,635	13,573	14,420	14,244	13,549	13,808	14,390	14,370	15,443	14,723	13,946	11,798	12,879	12,978	13,932	15,177	15,512	15,263	15,578	17,018	18,270	18,830	18,974	18,687	19,152	19,597	19,630	18,309	18,788	18,042	18,220	17,477	17,805	17,468	16,946	16,563	15,642	15,711	14,667	14,631	14,692	12,969	12,567	14,431	14,228	15,351	14,356	14,791	14,623	14,377	14,923	15,852	14,876	14,487	13,924	15,038	15,626	14,901	15,609	15,996	16,068	16,159	16,796	16,846	17,118	18,261	17,449	16,822	16,799	17,099	17,182	17,291	17,518	18,265	19,363	19,741	19,994	21,424	22,320	21,786	22,438
Morgan Stanley Index: MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI All Country World Index
Accumulated Value	10,000	9,397	9,332	10,024	10,172	10,185	10,123	10,559	10,595	10,660	10,479	10,558		10,786	11,081	11,392	11,532	11,711	11,970	12,024	12,360	12,408	12,647	12,910	13,160	13,372	14,127	13,533	13,244	13,370	13,387	13,314	13,716	13,824	13,884	12,843	13,031	12,113	13,070	13,419	13,588	14,047	13,214	14,079	14,120	13,785	14,075	14,460	14,813	15,335	15,166	13,941	12,059	13,350	13,931	14,376	15,137	16,063	15,545	15,167	17,037	17,828	17,747	18,158	18,643	19,458	19,761	20,021	20,159	20,664	19,810	20,821	20,320	21,133	20,095	19,576	20,000	18,399	18,420	16,868	18,046	17,381	15,717	16,666	17,958	17,252	18,488	17,958	18,512	18,778	18,577	19,656	20,375	19,806	18,987	18,416	20,116	21,082	21,206	22,116	22,810	22,057	22,953	23,464	23,843	24,448	25,016	24,455	25,369	24,769	25,600	25,446	24,441	24,669	26,087	27,258	27,628	28,310	29,336	29,992	29,989	30,302
Morgan Stanley Index: MSCI All Country World Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI All Country World Index
Accumulated Value	10,000	9,397	9,332	10,024	10,172	10,185	10,123	10,559	10,595	10,660	10,479	10,558		10,786	11,081	11,392	11,532	11,711	11,970	12,024	12,360	12,408	12,647	12,910	13,160	13,372	14,127	13,533	13,244	13,370	13,387	13,314	13,716	13,824	13,884	12,843	13,031	12,113	13,070	13,419	13,588	14,047	13,214	14,079	14,120	13,785	14,075	14,460	14,813	15,335	15,166	13,941	12,059	13,350	13,931	14,376	15,137	16,063	15,545	15,167	17,037	17,828	17,747	18,158	18,643	19,458	19,761	20,021	20,159	20,664	19,810	20,821	20,320	21,133	20,095	19,576	20,000	18,399	18,420	16,868	18,046	17,381	15,717	16,666	17,958	17,252	18,488	17,958	18,512	18,778	18,577	19,656	20,375	19,806	18,987	18,416	20,116	21,082	21,206	22,116	22,810	22,057	22,953	23,464	23,843	24,448	25,016	24,455	25,369	24,769	25,600	25,446	24,441	24,669	26,087	27,258	27,628	28,310	29,336	29,992	29,989	30,302
Morgan Stanley Index: Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,462	9,459	10,117	10,172	10,351	10,374	10,769	10,783	10,792	10,582	10,999		11,205	11,431	11,873	11,881	12,006	12,160	12,244	12,487	12,526	12,793	13,086	13,485	13,636	14,384	13,856	13,541	13,587	13,934	14,024	14,508	15,008	15,065	13,999	14,284	12,983	14,071	14,548	14,801	15,399	14,417	15,430	15,669	15,382	15,649	15,980	16,584	17,063	17,082	15,686	13,613	15,412	16,225	16,584	17,555	18,843	18,155	17,717	19,803	20,640	20,470	21,064	21,861	23,037	23,147	23,727	24,220	24,921	23,776	25,426	25,085	26,101	24,629	23,953	24,762	22,554	22,520	20,634	22,556	21,690	19,683	21,261	22,412	21,108	22,524	21,988	22,683	22,964	23,071	24,629	25,476	25,031	23,854	23,278	25,452	26,708	27,081	28,543	29,458	28,205	29,533	30,510	30,954	31,688	32,366	32,139	34,209	33,255	34,313	33,713	31,762	31,573	33,589	35,290	36,074	36,833	38,110	38,932	39,027	39,030
Morgan Stanley Index: Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,462	9,459	10,117	10,172	10,351	10,374	10,769	10,783	10,792	10,582	10,999		11,205	11,431	11,873	11,881	12,006	12,160	12,244	12,487	12,526	12,793	13,086	13,485	13,636	14,384	13,856	13,541	13,587	13,934	14,024	14,508	15,008	15,065	13,999	14,284	12,983	14,071	14,548	14,801	15,399	14,417	15,430	15,669	15,382	15,649	15,980	16,584	17,063	17,082	15,686	13,613	15,412	16,225	16,584	17,555	18,843	18,155	17,717	19,803	20,640	20,470	21,064	21,861	23,037	23,147	23,727	24,220	24,921	23,776	25,426	25,085	26,101	24,629	23,953	24,762	22,554	22,520	20,634	22,556	21,690	19,683	21,261	22,412	21,108	22,524	21,988	22,683	22,964	23,071	24,629	25,476	25,031	23,854	23,278	25,452	26,708	27,081	28,543	29,458	28,205	29,533	30,510	30,954	31,688	32,366	32,139	34,209	33,255	34,313	33,713	31,762	31,573	33,589	35,290	36,074	36,833	38,110	38,932	39,027	39,030
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,243	9,388	10,058	10,052	10,217	10,215	10,721	10,689	10,684	10,250	10,696		10,733	11,091	11,410	11,473	11,643	11,921	11,956	12,156	12,242	12,588	12,940	13,373	13,445	14,206	13,760	13,737	13,607	14,116	14,171	14,475	15,309	15,244	13,735	14,084	12,806	14,278	15,115	15,319	16,008	15,087	16,146	16,523	16,222	16,038	16,335	17,148	17,348	17,511	16,303	13,872	16,044	17,656	18,070	19,513	20,044	19,763	19,788	22,445	23,522	23,444	23,844	23,389	24,703	24,326	25,979	26,246	27,094	25,781	27,589	26,423	26,516	23,094	22,814	23,180	20,570	19,774	18,296	20,535	19,862	18,176	19,605	20,671	19,431	21,126	20,918	21,206	20,899	20,912	22,528	23,210	22,444	21,351	20,262	22,733	24,457	24,325	26,154	26,779	25,224	25,493	25,919	26,076	26,724	27,614	28,097	31,842	29,863	31,768	29,958	27,736	28,668	31,416	32,785	33,451	33,785	33,696	33,602	32,889	32,448
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,243	9,388	10,058	10,052	10,217	10,215	10,721	10,689	10,684	10,250	10,696		10,733	11,091	11,410	11,473	11,643	11,921	11,956	12,156	12,242	12,588	12,940	13,373	13,445	14,206	13,760	13,737	13,607	14,116	14,171	14,475	15,309	15,244	13,735	14,084	12,806	14,278	15,115	15,319	16,008	15,087	16,146	16,523	16,222	16,038	16,335	17,148	17,348	17,511	16,303	13,872	16,044	17,656	18,070	19,513	20,044	19,763	19,788	22,445	23,522	23,444	23,844	23,389	24,703	24,326	25,979	26,246	27,094	25,781	27,589	26,423	26,516	23,094	22,814	23,180	20,570	19,774	18,296	20,535	19,862	18,176	19,605	20,671	19,431	21,126	20,918	21,206	20,899	20,912	22,528	23,210	22,444	21,351	20,262	22,733	24,457	24,325	26,154	26,779	25,224	25,493	25,919	26,076	26,724	27,614	28,097	31,842	29,863	31,768	29,958	27,736	28,668	31,416	32,785	33,451	33,785	33,696	33,602	32,889	32,448
Morgan Stanley Index: Emerging Markets Debt Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name													Emerging Markets Debt Blended Index
Accumulated Value	10,000	9,980	10,182	10,522	10,723	10,691	11,090	11,262	11,465	11,504	11,335	10,863		11,019	11,178	11,410	11,449	11,636	11,732	11,702	11,779	11,983	11,981	12,003	11,971	12,046	12,023	11,787	11,831	11,658	11,532	11,416	11,651	11,427	11,629	11,370	11,325	11,491	11,999	12,073	12,248	12,263	12,333	12,709	12,855	12,926	12,879	12,927	12,905	13,148	13,348	13,219	11,388	11,644	12,351	12,785	13,259	13,327	13,081	13,077	13,581	13,839	13,689	13,339	13,211	13,504	13,647	13,747	13,804	13,940	13,651	13,654	13,403	13,591	13,204	12,339	12,229	11,545	11,548	10,830	11,143	11,038	10,336	10,352	11,137	11,174	11,528	11,273	11,382	11,442	11,377	11,631	11,853	11,675	11,371	11,217	11,852	12,413	12,286	12,406	12,666	12,403	12,626	12,704	12,941	13,241	13,486	13,254	13,412	13,224	13,414	13,625	13,521	13,491	13,641	13,971	14,148	14,378	14,634	14,946	15,007	15,115
Morgan Stanley Index: Emerging Markets Debt Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name													Emerging Markets Debt Blended Index
Accumulated Value	10,000	9,980	10,182	10,522	10,723	10,691	11,090	11,262	11,465	11,504	11,335	10,863		11,019	11,178	11,410	11,449	11,636	11,732	11,702	11,779	11,983	11,981	12,003	11,971	12,046	12,023	11,787	11,831	11,658	11,532	11,416	11,651	11,427	11,629	11,370	11,325	11,491	11,999	12,073	12,248	12,263	12,333	12,709	12,855	12,926	12,879	12,927	12,905	13,148	13,348	13,219	11,388	11,644	12,351	12,785	13,259	13,327	13,081	13,077	13,581	13,839	13,689	13,339	13,211	13,504	13,647	13,747	13,804	13,940	13,651	13,654	13,403	13,591	13,204	12,339	12,229	11,545	11,548	10,830	11,143	11,038	10,336	10,352	11,137	11,174	11,528	11,273	11,382	11,442	11,377	11,631	11,853	11,675	11,371	11,217	11,852	12,413	12,286	12,406	12,666	12,403	12,626	12,704	12,941	13,241	13,486	13,254	13,412	13,224	13,414	13,625	13,521	13,491	13,641	13,971	14,148	14,378	14,634	14,946	15,007	15,115
Morgan Stanley Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Emerging Markets Index
Accumulated Value	10,000	9,351	9,336	10,571	10,629	10,232	10,641	11,177	11,455	11,602	11,630	11,094		11,119	11,727	12,086	12,391	12,663	13,037	13,168	13,953	14,264	14,208	14,706	14,735	15,264	16,536	15,774	15,480	15,412	14,866	14,248	14,561	14,167	14,092	12,865	13,395	13,040	14,182	14,214	14,333	14,635	13,573	14,420	14,244	13,549	13,808	14,390	14,370	15,443	14,723	13,946	11,798	12,879	12,978	13,932	15,177	15,512	15,263	15,578	17,018	18,270	18,830	18,974	18,687	19,152	19,597	19,630	18,309	18,788	18,042	18,220	17,477	17,805	17,468	16,946	16,563	15,642	15,711	14,667	14,631	14,692	12,969	12,567	14,431	14,228	15,351	14,356	14,791	14,623	14,377	14,923	15,852	14,876	14,487	13,924	15,038	15,626	14,901	15,609	15,996	16,068	16,159	16,796	16,846	17,118	18,261	17,449	16,822	16,799	17,099	17,182	17,291	17,518	18,265	19,363	19,741	19,994	21,424	22,320	21,786	22,438
Morgan Stanley Index: Custom MSIM Global Allocation
Account Value [Line Items]
Line Graph and Table Measure Name													Customized MSIM Global Allocation Index
Accumulated Value	10,000	9,652	9,675	10,197	10,362	10,330	10,389	10,648	10,647	10,717	10,520	10,450		10,581	10,798	10,999	11,068	11,204	11,401	11,428	11,697	11,770	11,864	11,994	12,186	12,321	12,797	12,429	12,322	12,314	12,286	12,224	12,437	12,501	12,491	11,873	11,992	11,582	12,202	12,369	12,525	12,764	12,378	12,975	12,983	12,904	13,014	13,262	13,417	13,731	13,710	13,083	11,906	12,765	13,120	13,418	14,015	14,521	14,220	14,018	15,156	15,660	15,562	15,671	15,802	16,296	16,509	16,582	16,739	16,962	16,421	16,908	16,644	17,034	16,393	16,061	16,074	14,950	14,976	14,027	14,734	14,176	13,070	13,507	14,390	14,082	14,872	14,419	14,868	15,022	14,808	15,324	15,703	15,353	14,793	14,455	15,548	16,254	16,222	16,558	16,906	16,401	16,886	17,122	17,477	17,908	18,280	17,789	18,212	17,797	18,196	18,234	17,847	18,157	18,757	19,405	19,447	19,848	20,331	20,584	20,601	20,752
Morgan Stanley Index: Custom MSIM Global Allocation
Account Value [Line Items]
Line Graph and Table Measure Name													Customized MSIM Global Allocation Index
Accumulated Value	10,000	9,652	9,675	10,197	10,362	10,330	10,389	10,648	10,647	10,717	10,520	10,450		10,581	10,798	10,999	11,068	11,204	11,401	11,428	11,697	11,770	11,864	11,994	12,186	12,321	12,797	12,429	12,322	12,314	12,286	12,224	12,437	12,501	12,491	11,873	11,992	11,582	12,202	12,369	12,525	12,764	12,378	12,975	12,983	12,904	13,014	13,262	13,417	13,731	13,710	13,083	11,906	12,765	13,120	13,418	14,015	14,521	14,220	14,018	15,156	15,660	15,562	15,671	15,802	16,296	16,509	16,582	16,739	16,962	16,421	16,908	16,644	17,034	16,393	16,061	16,074	14,950	14,976	14,027	14,734	14,176	13,070	13,507	14,390	14,082	14,872	14,419	14,868	15,022	14,808	15,324	15,703	15,353	14,793	14,455	15,548	16,254	16,222	16,558	16,906	16,401	16,886	17,122	17,477	17,908	18,280	17,789	18,212	17,797	18,196	18,234	17,847	18,157	18,757	19,405	19,447	19,848	20,331	20,584	20,601	20,752
Morgan Stanley Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,442	9,438	10,074	9,982	10,176	10,136	10,615	10,562	10,600	10,351	10,577		10,708	11,068	11,528	11,662	11,928	12,238	12,206	12,531	12,760	12,926	13,427	13,835	13,943	14,930	14,539	14,140	14,189	14,811	14,954	15,393	16,235	16,325	14,865	15,023	13,732	14,966	15,501	15,943	16,663	15,610	16,682	17,059	16,928	16,930	17,408	18,180	18,729	19,147	17,843	16,088	18,468	19,708	20,567	22,149	24,434	23,285	22,494	24,797	25,938	25,746	25,740	26,182	27,963	27,577	29,307	30,273	31,404	29,646	32,213	32,410	33,096	30,255	28,970	30,103	26,468	25,853	23,805	26,662	25,420	22,949	24,290	25,397	23,453	25,407	25,106	26,822	27,086	28,321	30,258	31,277	30,996	29,310	28,893	32,043	33,462	34,296	36,636	37,281	35,700	37,837	40,388	39,701	40,528	41,677	41,539	44,233	44,623	45,506	43,871	40,175	40,887	44,505	47,342	49,129	49,679	52,318	54,218	53,236	52,906
Morgan Stanley Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000	$ 9,442	$ 9,438	$ 10,074	$ 9,982	$ 10,176	$ 10,136	$ 10,615	$ 10,562	$ 10,600	$ 10,351	$ 10,577		$ 10,708	$ 11,068	$ 11,528	$ 11,662	$ 11,928	$ 12,238	$ 12,206	$ 12,531	$ 12,760	$ 12,926	$ 13,427	$ 13,835	$ 13,943	$ 14,930	$ 14,539	$ 14,140	$ 14,189	$ 14,811	$ 14,954	$ 15,393	$ 16,235	$ 16,325	$ 14,865	$ 15,023	$ 13,732	$ 14,966	$ 15,501	$ 15,943	$ 16,663	$ 15,610	$ 16,682	$ 17,059	$ 16,928	$ 16,930	$ 17,408	$ 18,180	$ 18,729	$ 19,147	$ 17,843	$ 16,088	$ 18,468	$ 19,708	$ 20,567	$ 22,149	$ 24,434	$ 23,285	$ 22,494	$ 24,797	$ 25,938	$ 25,746	$ 25,740	$ 26,182	$ 27,963	$ 27,577	$ 29,307	$ 30,273	$ 31,404	$ 29,646	$ 32,213	$ 32,410	$ 33,096	$ 30,255	$ 28,970	$ 30,103	$ 26,468	$ 25,853	$ 23,805	$ 26,662	$ 25,420	$ 22,949	$ 24,290	$ 25,397	$ 23,453	$ 25,407	$ 25,106	$ 26,822	$ 27,086	$ 28,321	$ 30,258	$ 31,277	$ 30,996	$ 29,310	$ 28,893	$ 32,043	$ 33,462	$ 34,296	$ 36,636	$ 37,281	$ 35,700	$ 37,837	$ 40,388	$ 39,701	$ 40,528	$ 41,677	$ 41,539	$ 44,233	$ 44,623	$ 45,506	$ 43,871	$ 40,175	$ 40,887	$ 44,505	$ 47,342	$ 49,129	$ 49,679	$ 52,318	$ 54,218	$ 53,236	$ 52,906